COMBINED FINANCIAL INFORMATION - Balance Sheet (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-current assets:
Investment properties	$ 7,971,158	$ 5,855,583
Other non-current assets	109,010	46,046
Total non-current assets	8,080,168	5,901,629
Current assets:
Assets held for sale	64,612
Other current assets	19,404	14,563
Cash and cash equivalents	402,513	831,280	$ 298,677
Total assets	8,566,697	6,747,472
Non-current liabilities:
Unsecured debt, net	2,425,089	1,928,252
Other non-current liabilities	655,699	523,096
Total non-current liabilities	3,080,788	2,451,348
Current liabilities:
Unsecured debt, net		249,870
Other current liabilities	164,375	124,050
Total liabilities	3,245,163	2,825,268
Equity:
Stapled unitholders' equity	5,318,653	3,920,069
Non-controlling interests	2,881	2,135
Total liabilities and equity	8,566,697	6,747,472
Granite REIT
Non-current assets:
Investment properties	7,971,158	5,855,583
Other non-current assets	109,010	46,046
Total non-current assets	8,080,168	5,901,629
Current assets:
Assets held for sale	64,612
Other current assets	19,404	14,546
Cash and cash equivalents	402,059	830,455
Total assets	8,566,243	6,746,630
Non-current liabilities:
Unsecured debt, net	2,425,089	1,928,252
Other non-current liabilities	655,699	523,096
Total non-current liabilities	3,080,788	2,451,348
Current liabilities:
Unsecured debt, net		249,870
Intercompany payable	21,429	13,792
Other current liabilities	142,492	109,416
Total liabilities	3,244,709	2,824,426
Equity:
Stapled unitholders' equity	5,318,615	3,920,044
Non-controlling interests	2,919	2,160
Total liabilities and equity	8,566,243	6,746,630
Granite GP
Non-current assets:
Investment in Granite LP	38	25
Total non-current assets	38	25
Current assets:
Other current assets		17
Intercompany receivable	21,429	13,792
Cash and cash equivalents	454	825
Total assets	21,921	14,659
Current liabilities:
Other current liabilities	21,883	14,634
Total liabilities	21,883	14,634
Equity:
Stapled unitholders' equity	38	25
Total liabilities and equity	21,921	14,659
Eliminations/Adjustments
Non-current assets:
Investment in Granite LP	(38)	(25)
Total non-current assets	(38)	(25)
Current assets:
Intercompany receivable	(21,429)	(13,792)
Total assets	(21,467)	(13,817)
Current liabilities:
Intercompany payable	(21,429)	(13,792)
Total liabilities	(21,429)	(13,792)
Equity:
Non-controlling interests	(38)	(25)
Total liabilities and equity	$ (21,467)	$ (13,817)